Subsequent events - Additional Information (Detail) - Significant Geopolitical Events and Inflation - $ / PerGallon	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2026
Events After Reporting Period [Line Items]
Fuel price per gallon	2.4	4.38
Average fuel price per gallon	2.48